BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 44,678	$ 43,088
Restricted cash	2,000	2,000
Short-term investments	8,860	28,018
Accounts receivable, net	11,172	14,055
Inventory, net	21,195	17,543
Prepaid and other current assets	4,187	2,280
Total current assets	92,092	106,984
Property and equipment, net	18,409	15,526
Other long-term assets	107	105
Total assets	112,392	124,725
Current liabilities:
Accounts payable	7,513	5,234
Accrued expense	1,629	2,121
Employee-related liabilities	10,183	11,761
Deferred revenue	5,208	1,822
Other current liabilities	6,943	5,582
Total current liabilities	31,476	26,520
Notes payable—long-term	78,960	29,275
Deferred rent—long-term	2,609	2,743
Other long-term liabilities	5,274	2,719
Total liabilities	118,319	61,257
Commitments and contingencies
Stockholders’ equity (deficit):
Common stock, $0.001 par value; 100,000 shares authorized as of December 31, 2016 and 2015, respectively, 31,096 and 30,255 shares issued and outstanding at December 31, 2016 and 2015, respectively.	31	30
Additional paid-in capital	398,623	384,551
Accumulated other comprehensive income (loss)	(1)	20
Accumulated deficit	(404,580)	(321,133)
Total stockholders’ equity (deficit)	(5,927)	63,468
Total liabilities and stockholders’ equity (deficit)	112,392	124,725
Patents [Member]
Current assets:
Patents, net	$ 1,784	$ 2,110